ACQUISITION OF BUSINESSES - Additional Information (Details) $ in Millions					12 Months Ended
	Sep. 28, 2023 USD ($)	Aug. 01, 2023 USD ($)	May 02, 2023 USD ($)	Jan. 04, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) business	Dec. 31, 2021 USD ($)	Mar. 31, 2020
Disclosure of detailed information about business combination [line items]
Percentage of voting interest in company									75.00%
Revenues						$ 17,931	$ 14,427	$ 11,537
Net income (loss)						1,448	$ 1,375	$ 2,719
Pro forma revenue						1,412
Pro forma income						$ 387
Triton International Limited
Disclosure of detailed information about business combination [line items]
Effective interest	28.00%
Consideration transferred	$ 1,156
Cash	350
Exchangeable shares	751
Acquisition costs recorded	$ 49
Triton International Limited | Customer order backlog
Disclosure of detailed information about business combination [line items]
Useful life	50 years
Triton International Limited | Brand names | Bottom of range
Disclosure of detailed information about business combination [line items]
Useful life	10 years
Triton International Limited | Brand names | Top of range
Disclosure of detailed information about business combination [line items]
Useful life	50 years
Triton International Limited | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred	$ 4,500
Data4 Group
Disclosure of detailed information about business combination [line items]
Effective interest		19.00%
Consideration transferred		$ 566
Cash		566
Acquisition costs recorded		24
Data4 Group | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred		$ 3,000
Brazilian electricity transmission operation(2),(3)
Disclosure of detailed information about business combination [line items]
Consideration transferred			$ 70
Proportion of ownership interest in subsidiary, additional			15.00%
Proportion of ownership interest in subsidiary			31.00%
Cash			$ 35
Proceeds from disposition of subsidiary			$ 35
Brazilian electricity transmission operation(2),(3) | Consortium
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			100.00%
Proceeds from disposition of subsidiary			$ 114
HomeServe PLC
Disclosure of detailed information about business combination [line items]
Consideration transferred				$ 1,249
Cash				1,249
Acquisition costs recorded				$ 55
Measurement adjustment					$ 800
HomeServe PLC | Customer order backlog | Bottom of range
Disclosure of detailed information about business combination [line items]
Useful life				10 years
HomeServe PLC | Customer order backlog | Top of range
Disclosure of detailed information about business combination [line items]
Useful life				27 years
HomeServe PLC | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred				$ 4,900
HomeServe PLC, North America
Disclosure of detailed information about business combination [line items]
Ownership interest				26.00%
HomeServe PLC, Europe
Disclosure of detailed information about business combination [line items]
Ownership interest				25.00%
Indian Telecom Towers Operation
Disclosure of detailed information about business combination [line items]
Effective interest							17.00%
Consideration transferred							$ 30
Indian Telecom Towers Operation | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred							$ 165
Indian Telecom Towers Operation | Consortium
Disclosure of detailed information about business combination [line items]
Effective interest							100.00%
North American residential decarbonization infrastructure operation
Disclosure of detailed information about business combination [line items]
Effective interest							30.00%
Consideration transferred							$ 90
Number of business acquired | business							5
North American residential decarbonization infrastructure operation | Consortium
Disclosure of detailed information about business combination [line items]
Effective interest							100.00%
Consideration transferred							$ 315
U.K. Telecommunications
Disclosure of detailed information about business combination [line items]
Effective interest							24.00%
Consideration transferred							$ 40
U.K. Telecommunications | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred							$ 160
Percentage of voting interest in company							100.00%
Individually Insignificant Business Combinations
Disclosure of detailed information about business combination [line items]
Consideration transferred							$ 161
Cash							$ 123